Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	1,240,000
Proposed Maximum Offering Price per Unit	4.26
Maximum Aggregate Offering Price	$ 5,282,400
Fee Rate	0.01381%
Amount of Registration Fee	$ 729.5
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s common stock that may become issuable under the Unifi, Inc. Second Amended and Restated 2013 Incentive Compensation Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the registrant’s common stock as reported on the New York Stock Exchange on November 5, 2025.